Pension and Other Postretirement Plans Defined Benefit Plans Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Plans		Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Number of pension plans sponsored by the company that provide benefits for our reired employees (in number of plans)	2
Voluntary contribution to the pension plan	$ 60		$ 60		$ 505
Minimum age of all current and future retirees and employees, who terminate employment, are eligible to participate in group health plans at their own cost. (in years of age)	45
Number of years service to be eligible to participate in group health plans at their own cost after retirement or termination. (in years)	5
Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning of year	5,136.7	[1]
Fair value of plan assets, end of year	5,670.4	[2]	5,136.7	[1]
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	5,670.4	[2]	5,136.7	[1]
Defined contribution benefit savings plan [Abstract]
Pension Plan Balance To Total Benefit Obligation	96.00%
Weighted Average Discount Rate Pension Plan	4.17%		4.98%
Weighted Average Discount Rate Other postretirement plan	3.94%		4.78%
Expected amortization of net actuarial losses pension	75
Expected amortization of net actuarial losses other postretirement plan	2
Expected amortization of prior service credits other postretirement benefits	4
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized prior service credit	(2.0)		(2.4)
Unrecognized net actuarial losses	2,865.2		2,734.8
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation, beginning of year	6,130.3		5,821.2
Service cost	0		0		65.7
Interest cost	298.4		312.3		299.5
Actuarial Loss	550.2		293.6
Benefits Paid	(313.1)		(296.8)
Benefit obligation, end of year	6,665.8		6,130.3		5,821.2
Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning of year	5,296.8		5,243.8
Actual return on plan assets	736.8		265.8
Employer contributions	84.5		84.0
Benefits Paid	(313.1)		(296.8)
Fair value of plan assets, end of year	5,805.0		5,296.8		5,243.8
Funded status of pension and postretirement benefit plan [Abstract]
Benefit obligation	6,665.8		6,130.3		5,821.2
Fair value of plan assets	5,805.0		5,296.8		5,243.8
Funded status	(860.8)		(833.5)
Defined Benefit Plan Reconciliation Of Funded Status To Fair Value Of Assets Liabilities [Abstract]
Unrecognized prior service credit	(2.0)		(2.4)
Unrecognized net actuarial losses	2,865.2		2,734.8
Amount recognized in accumulated other comprehensive loss	(2,863.2)		(2,732.4)
Liabilities recognized on the balance sheet of our pension and postretirement benefit plan [Abstract]
Accrued benefit liabilities reflected in other current liabilities	82.4		82.6
Accrued benefit liabilities reflected in other long-term liabilities	778.4		750.9
Pension and Other Postretirement Defined Benefit Plans, Liabilities	860.8		833.5
OPEB Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized prior service credit	(33.4)		(37.1)
Unrecognized net actuarial losses	71.4		86.7
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation, beginning of year	312.7		333.3
Service cost	0.1		0.2		0.2
Interest cost	14.4		16.6		17.9
Actuarial Loss	(11.4)		(12.5)
Benefits Paid	(23.4)		(24.9)
Benefit obligation, end of year	292.4		312.7		333.3
Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning of year	64.2		66.6
Actual return on plan assets	2.1		1.2
Employer contributions	19.2		21.3
Benefits Paid	(23.4)		(24.9)
Fair value of plan assets, end of year	62.1		64.2		66.6
Funded status of pension and postretirement benefit plan [Abstract]
Benefit obligation	292.4		312.7		333.3
Fair value of plan assets	62.1		64.2		66.6
Funded status	(230.3)		(248.5)
Defined Benefit Plan Reconciliation Of Funded Status To Fair Value Of Assets Liabilities [Abstract]
Unrecognized prior service credit	(33.4)		(37.1)
Unrecognized net actuarial losses	71.4		86.7
Amount recognized in accumulated other comprehensive loss	(38.0)		(49.6)
Liabilities recognized on the balance sheet of our pension and postretirement benefit plan [Abstract]
Accrued benefit liabilities reflected in other current liabilities	20.3		24.0
Accrued benefit liabilities reflected in other long-term liabilities	210.0		224.5
Pension and Other Postretirement Defined Benefit Plans, Liabilities	$ 230.3		$ 248.5

[1]	Excludes $160.1 million of cash and cash equivalents and other receivables.
[2]	Excludes $134.6 million of cash and cash equivalents and other receivables.